CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 11,477,552
Cost of revenues	(13,220,386)
Gross loss	(1,742,834)
Operating expenses:
Selling and marketing	(5,360,044)
General and administrative (including share-based compensation of nil, $4,190,449 and nil for the years ended December 31, 2013, 2014 and 2015, respectively)	(12,911,773)	$ (4,323,253)	$ (73,090)
Impairment of goodwill	(85,934,770)
Total operating expenses	(104,206,587)	$ (4,323,253)	$ (73,090)
Loss from operations	(105,949,421)	(4,323,253)	(73,090)
Interest income	7,392	$ 4	$ 1
Other expenses, net	46,210
Loss before provision for income taxes	(105,895,819)	$ (4,323,249)	$ (73,089)
Provision for income tax benefits	1,249,696
Continuing operations	(104,646,123)	$ (4,323,249)	$ (73,089)
Discontinued operations:
(Loss)/income from discontinued operations (including gain of $47,390,421 upon disposal in the year ended December 31, 2015)	$ 11,075,935	$ (39,546,576)	(32,179,774)
Provision for income tax benefits			80,519
Discontinued operations	$ 11,075,935	$ (39,546,576)	(32,099,255)
Net loss	$ (93,570,188)	(43,869,825)	$ (32,172,344)
Less: Net loss attributable to noncontrolling interests		(13,478)
Net loss attributable to Wowo Limited	$ (93,570,188)	(43,856,347)	$ (32,172,344)
Net loss attributable to holders of ordinary shares of Wowo Limited	$ (95,935,539)	$ (84,670,856)	$ (69,814,192)
Net loss per ordinary shares
Basic	$ (0.09)	$ (0.28)	$ (0.23)
Diluted	(0.09)	(0.28)	(0.23)
Net loss per ordinary share from continuing operations
Basic	(0.10)	(0.03)	0.00
Diluted	(0.10)	(0.03)	0.00
Net loss per ordinary shares from discontinued operations
Basic	0.01	(0.25)	(0.23)
Diluted	$ 0.01	$ (0.25)	$ (0.23)
Basic
Continuing operations	1,001,754,524	303,886,640	303,886,640
Discontinued operations	1,001,754,524	303,886,640	303,886,640
Diluted
Continuing operations	1,001,754,524	303,886,640	303,886,640
Discontinued operations	1,043,473,265	303,886,640	303,886,640
Series A-1 Preferred Shares [Member]
Discontinued operations:
Accretion for convertible redeemable preferred shares	$ 442,409	$ 1,445,125	$ 1,199,007
Net loss per ordinary shares
Basic	$ 0.14	$ 0.12	$ 0.10
Net loss per ordinary shares from discontinued operations
Net income per preferred shares-Basic	$ 0.14	$ 0.12	$ 0.10
Basic
Continuing operations	3,242,986	12,202,988	12,202,988
Weighted average shares used in calculating net loss per
Weighted average shares used in calculating net loss per preferred shares	3,242,986	12,202,988	12,202,988
Series A-2 Preferred Shares [Member]
Discontinued operations:
Accretion for convertible redeemable preferred shares	$ 1,202,748	$ 36,947,001	$ 34,336,421
Net loss per ordinary shares
Basic	$ 0.04	$ 0.30	$ 0.28
Net loss per ordinary shares from discontinued operations
Net income per preferred shares-Basic	$ 0.04	$ 0.30	$ 0.28
Basic
Continuing operations	32,429,858	122,029,877	122,029,877
Weighted average shares used in calculating net loss per
Weighted average shares used in calculating net loss per preferred shares	32,429,858	122,029,877	122,029,877
Series B Preferred Shares [Member]
Discontinued operations:
Accretion for convertible redeemable preferred shares	$ 720,194	$ 2,422,383	$ 2,106,420
Net loss per ordinary shares
Basic	$ 0.09	$ 0.08	$ 0.07
Net loss per ordinary shares from discontinued operations
Net income per preferred shares-Basic	$ 0.09	$ 0.08	$ 0.07
Basic
Continuing operations	8,107,465	30,507,471	30,507,471
Weighted average shares used in calculating net loss per
Weighted average shares used in calculating net loss per preferred shares	8,107,465	30,507,471	30,507,471